OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Financing Costs Disclosure [Line Items]
Public Utilities Allowance For Funds Used During Construction Capitalized Interest	$ 22	$ 22	$ 38
Other capitalized financing costs	39	22	52
AFUDC equity	106	75	96
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	167	119	186
Sempra Mexico Sonora Pipeline project, recorded in AFUDC related to equity	43	19
San Diego Gas and Electric Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
Public Utilities Allowance For Funds Used During Construction Capitalized Interest	15	16	30
AFUDC equity	37	39	71
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	52	55	101
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
Public Utilities Allowance For Funds Used During Construction Capitalized Interest	7	6	8
Other capitalized financing costs	1	1	1
AFUDC equity	26	17	25
Capitalized Interest Costs, Including Allowance for Funds Used During Construction, Total	$ 34	$ 24	$ 34